Notes to the consolidated statements of income - Personnel expenses (Details) € in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€) employee	Dec. 31, 2022 EUR (€) employee	Dec. 31, 2021 EUR (€) employee
Personnel expenses
Wages and salaries | €	€ 5,987,876	€ 6,128,185	€ 5,389,087
Social security contributions and cost of retirement benefits and social assistance | €	1,780,334	1,811,213	1,573,032
thereof retirement benefits | €	209,547	217,165	189,176
Personnel expenses | €	€ 7,768,210	€ 7,939,398	€ 6,962,119
Employees by function
Production and services | employee	105,894	111,472	112,201
Administration | employee	7,933	9,088	10,014
Sales and marketing | employee	7,993	7,955	7,850
Research and development | employee	1,300	1,226	1,245
Total employees | employee	123,120	129,741	131,310
Social security contributions and cost of retirement benefits and social assistance previously presented in wages and salaries
Employees by function
Amount of reclassifications | €		€ 262,137	€ 229,149